Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 30	$ 15
Benefits recognized for non-capital losses	4	6
Deferred tax assets	23	$ 7
Unused Tax Losses Dependent on Future Earnings
Temporary differences
Deferred tax assets	6
Indefinite
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	3
20 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 21
Carryforward period	20 years
5 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 6
Carryforward period	5 years